INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 597,712
Opening Balance - Liabilities	1,993,815
Closing balance - Assets	622,849	$ 597,712
Closing balance - Liabilities	2,071,402	1,993,815
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,993,815	2,064,886	$ 2,104,611
Deferred tax Income (Expenses)	70,665	(55,785)	25,783
Deferred tax of items charged to equity	281	(1,262)	(2,213)
Increase (decrease) through Business Combination		2,649	208
Decrease due to classification to held for sale			(75,805)
Increase (decrease) Net exchange differences	6,641	(16,673)	12,302
Closing balance - Liabilities	2,071,402	1,993,815	2,064,886
Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,125
Closing balance - Assets	11,973	11,125
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	23,063
Closing balance - Assets	26,018	23,063
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,374,164	1,415,101	1,421,116
Deferred tax Income (Expenses)	18,239	(29,618)	4,372
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(15,638)
Increase (decrease) Net exchange differences	5,126	(11,319)	5,251
Closing balance - Liabilities	1,397,529	1,374,164	1,415,101
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,672
Closing balance - Assets	7,260	5,672
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	70,760
Opening Balance - Liabilities	18,887
Closing balance - Assets	84,304	70,760
Closing balance - Liabilities	42,384	18,887
Financial Instruments [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	18,887	26,766	27,806
Deferred tax Income (Expenses)	23,216	(6,617)	1,173
Deferred tax of items charged to equity	281	(1,262)	(2,213)
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	0	0	0
Closing balance - Liabilities	42,384	18,887	26,766
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	252,202
Closing balance - Assets	240,892	252,202
Biological Assets [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,806
Opening Balance - Liabilities	469,770
Closing balance - Assets	0	4,806
Closing balance - Liabilities	481,293	469,770
Biological Assets [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	469,770	475,592	527,988
Deferred tax Income (Expenses)	11,523	(8,089)	2,157
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		2,649	0
Decrease due to classification to held for sale			(60,167)
Increase (decrease) Net exchange differences	0	(382)	5,614
Closing balance - Liabilities	481,293	469,770	475,592
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	27,374
Opening Balance - Liabilities	56,101
Closing balance - Assets	20,252	27,374
Closing balance - Liabilities	60,729	56,101
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	56,101	57,619	56,531
Deferred tax Income (Expenses)	4,561	(1,411)	1,059
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	67	(107)	29
Closing balance - Liabilities	60,729	56,101	57,619
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	35,889
Closing balance - Assets	41,364	35,889
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	3,160
Closing balance - Assets	2,709	3,160
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	215
Opening Balance - Liabilities	6,089
Closing balance - Assets	397	215
Closing balance - Liabilities	5,419	6,089
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	6,089	10,420	10,173
Deferred tax Income (Expenses)	(1,224)	(2,632)	(311)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	554	(1,699)	558
Closing balance - Liabilities	5,419	6,089	10,420
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	73,791
Opening Balance - Liabilities	33,915
Closing balance - Assets	65,147	73,791
Closing balance - Liabilities	46,670	33,915
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	33,915	42,551	23,237
Deferred tax Income (Expenses)	11,896	(5,471)	18,224
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	208
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	859	(3,165)	882
Closing balance - Liabilities	46,670	33,915	42,551
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	34,889
Closing balance - Liabilities	37,378	34,889
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	34,889	36,837	37,760
Deferred tax Income (Expenses)	2,454	(1,947)	(891)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	35	(1)	(32)
Closing balance - Liabilities	37,378	34,889	36,837
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	597,712	609,829	327,707
Deferred tax Income (Expenses)	145,591	145,415	129,797
Deferred tax of items charged to equity	(124,705)	(142,301)	153,304
Increase (decrease) through Business Combination		644	3,516
Decrease due to classification to held for sale			(8,399)
Increase (decrease) Net exchange differences	4,251	(15,875)	3,904
Closing balance - Assets	622,849	597,712	609,829
Deferred Tax Assets [Member] | Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	11,125	14,008	17,896
Deferred tax Income (Expenses)	541	(1,857)	(3,993)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(280)
Increase (decrease) Net exchange differences	307	(1,026)	385
Closing balance - Assets	11,973	11,125	14,008
Deferred Tax Assets [Member] | Investments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0	78,061	0
Deferred tax Income (Expenses)		57,110	(57,110)
Deferred tax of items charged to equity		(135,171)	135,171
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences		0	0
Closing balance - Assets		0	78,061
Deferred Tax Assets [Member] | Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	23,063	25,726	25,904
Deferred tax Income (Expenses)	4,118	(2,866)	(924)
Deferred tax of items charged to equity	(1,254)	207	736
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	91	(4)	10
Closing balance - Assets	26,018	23,063	25,726
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	89,655	80,410	45,919
Deferred tax Income (Expenses)	32,815	10,928	34,370
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		644	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	63	(2,327)	121
Closing balance - Assets	122,533	89,655	80,410
Deferred Tax Assets [Member] | Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	5,672	12,319	13,517
Deferred tax Income (Expenses)	1,240	(4,408)	(1,907)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	348	(2,239)	709
Closing balance - Assets	7,260	5,672	12,319
Deferred Tax Assets [Member] | Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	70,760	58,580	46,789
Deferred tax Income (Expenses)	13,066	14,618	15,191
Deferred tax of items charged to equity	(244)	244	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(3,986)
Increase (decrease) Net exchange differences	722	(2,682)	586
Closing balance - Assets	84,304	70,760	58,580
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	252,202	257,423	117,084
Deferred tax Income (Expenses)	109,896	7,183	121,524
Deferred tax of items charged to equity	(123,207)	(7,581)	17,397
Increase (decrease) through Business Combination		0	3,516
Decrease due to classification to held for sale			(3,387)
Increase (decrease) Net exchange differences	2,001	(4,823)	1,289
Closing balance - Assets	240,892	252,202	257,423
Deferred Tax Assets [Member] | Biological Assets [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	4,806	0
Deferred tax Income (Expenses)	(4,806)	4,806
Deferred tax of items charged to equity	0	0
Increase (decrease) through Business Combination		0
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	0	4,806	0
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	27,374	25,011	20,942
Deferred tax Income (Expenses)	(7,272)	2,634	4,047
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(50)
Increase (decrease) Net exchange differences	150	(271)	72
Closing balance - Assets	20,252	27,374	25,011
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	35,889	16,807	9,941
Deferred tax Income (Expenses)	5,304	19,076	6,859
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	171	6	7
Closing balance - Assets	41,364	35,889	16,807
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	3,160	2,384	2,472
Deferred tax Income (Expenses)	(474)	791	(90)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			0
Increase (decrease) Net exchange differences	23	(15)	2
Closing balance - Assets	2,709	3,160	2,384
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	215	35	1,466
Deferred tax Income (Expenses)	182	180	(1,055)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(457)
Increase (decrease) Net exchange differences	0	0	81
Closing balance - Assets	397	215	35
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	73,791	39,065	25,777
Deferred tax Income (Expenses)	(9,019)	37,220	12,885
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination		0	0
Decrease due to classification to held for sale			(239)
Increase (decrease) Net exchange differences	375	(2,494)	642
Closing balance - Assets	$ 65,147	$ 73,791	$ 39,065